PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure Of Provisions Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
NOTE 18. PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES

The following is a summary of the contingent liabilities’ cases considered relevant to disclose:

Subsidiaries of the Arauco group,
Forestal Arauco S.A., Celulosa Arauco y Constitución S.A. and Maderas Arauco S.A.
, are facing a contractual lawsuit filed by the Asociación Gremial de Dueños de Camiones de Cosntrucción (ASODUCAM), related to alleged breaches of cargo allocation and freight transportation agreements. The claim was filed in 2018, has been subject to amendments and defenses, and the proceedings are currently suspended by court order. The plaintiff seeks specific performance of the contract and payment of CLP$575,000,000 (ThU.S.$ 634 as of December 31, 2025) as compensation for damages. Alternatively, the plaintiff requests payment of: (a) CLP$ 11,189,270,050 (ThU.S.$ 12,335 as of December 31, 2025) for consequential damages; (b) $11,189,270,050 per month (ThU.S.$ 12,335 as of December 31, 2025) throughout the duration of the proceedings, until termination of the contract is declared in the final judgment, for lost profits, and (c) CLP$ 5,000,000,000. (ThU.S.$ 5,195 as of December 31, 2025) for non-monetary damages. As of the reporting date, the evidentiary stage of the proceedings has commenced.

Forestal Arauco S.A
.
was sued in a civil claim for ownership by Inversiones Forestales Los Alpes Limitada and Forestal Neltume-Carranco S.A., for land amounting to approximately 1,856 hectares. The trial began in 2015, the evidentiary stage was completed, and the case finally concluded by a final court ruling during the period.

Forestal Arauco S.A
initiated a contractual arbitration procedure against RWE Renewables, arising from breaches of representation and warranties contained in a framework agreement. The arbitration was initiated in 2025, both parties put forth their respective claims, and as of the closing date, the hearing to define the arbitration’s procedural rules has been scheduled. Forestal Arauco S.A. will seek payment of approximately ThU.S.$ 26,926, while RWE Renewables has filed counterclaims for approximately ThU.S.$ 23,000.

Forestal Cholguán S.A.
is facing civil damages claim filed by Luis Cabezas Roa, in connection with the alleged inability to exercise his rights on a property as a result of injunctions decreed in a previous proceeding. The lawsuit was served during 2025, and the case is currently in its initial stages. The claimed sum is approximately CLP$9,723,900,000 (ThU.S.$10,719 as of December 31, 2025). At the end of the period, the court summoned the parties for the issuance of the judgment.
Arauco Argentina S.A.
continued pursuing tax and regulatory proceedings with the National Government related to the application of the benefits provided for in Law No. 25,080 on forestry promotion, particularly with respect to the suspension of the export duty exemption. The disputes gave rise to administrative and judicial proceedings initiated in 2005, which concluded in 2024 with a final ruling confirming the legality of the suspension. In addition, Arauco Argentina S.A. is currently involved in administrative proceedings before the National Secretariat of Agriculture, Livestock, and Fisheries related to the recognition of its compliance with the committed forestry projects and guarantees in favor of the authority. The Company’s legal advisors are of the opinion that, since it has not been established that Arauco was not entitled to the exemption, and to the extent that the committed forestry projects are declared to have been completed, the amounts paid as a precautionary measure in respect of export duties should be refunded. As of December 31, 2025, the Company maintains a provision of ThU.S.$ 23,821 for export duties guaranteed during the 2007-2015 period, a sum reported under Other Long-Term Provisions item.

Arauco Industria de México, S.A. de C.V
. is subject to a tax assessment procedure initiated by the Mexican Tax Administration Service (SAT) for the 2014 fiscal year, for an amount of approximately $ 482,355,911 Mexican Pesos (ThU.S.$ 26,872 as of December 31, 2025) related to tax deductions, tax losses, and the application of treaties to prevent double taxation. The final decision, notified to Arauco in December 2022, was subject to administrative appeals and, as of the closing date, the process remains pending before the administrative courts. The Company maintains a provision of $ 97,384,407 Mexican Pesos (ThU.S.$ 5,425 as of December 31, 2025), a sum reported under Other Long-Term Provisions item.

At the closing date, there are no other contingencies in which the Companies act as obligor, that may significantly affect their financial, economic or operational conditions.

In cases where an outflow of resources has been deemed probable, the corresponding provisions have been recognized. The rest of the proceedings remain classified as contingent liabilities. The Company has not disclosed the likelihood of success for each individual contingency, so as not to negatively affect their resolution.

Provisions recorded as of December 31, 2025 and 2024 are as follows:

	12-31-2025	12-31-2024
Classes of Provisions	ThU.S.$	ThU.S.$
Short-term provisions	3,055	1,837
Provisions for litigations	677	499
Other short-term provisions	2,378	1,338
Long-term provisions, non-Current	38,588	33,121
Provisions for litigations	34,732	29,265
Other long-term provisions	3,856	3,856
Total provisions	41,643	34,958

	12-31-2025
	Litigations (*)	Other Provisions	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	29,764	5,194	34,958
Changes in provisions
Additional provisions	7,425	575	8,000
Used provisions	(1,557)	(293)	(1,850)
Increase (decrease) in foreign exchange	(223)	758	535
Total changes	5,645	1,040	6,685
Closing balance	35,409	6,234	41,643
(*) The increase in litigations mainly relates to subsidiaries in Mexico and Brazil in connection with civil and labor lawsuits amounting to ThU.S.$ 6,702. Likewise, the utilization of the provision primarily corresponds to the settlement of court rulings of subsidiaries in Brazil for ThU.S.$ 937.

	12-31-2024
	Litigations (*)	Other Provisions (**)	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	29,091	3,465	32,556
Changes in provisions
Additional provisions	3,763	4,667	8,430
Used provisions	(1,834)	(2,310)	(4,144)
Increase (decrease) in foreign exchange	(1,261)	(628)	(1,889)
Other increases (decreases)	5	-	5
Total changes	673	1,729	2,402
Closing balance	29,764	5,194	34,958
(*) The increase in litigations is mainly made up of ThU.S.$ 3,673 by subsidiaries in Argentina and Brazil for civil and labor lawsuits.
(**) The increase in Other Provisions corresponds mainly to the deferred subsidy of one subsidiary in Brazil. In addition, the decrease in Other Provisions corresponds mainly to the reversal of the provision for dismantling of Line 1 of Arauco mill.

	12-31-2023
	Litigations (*)	Other Provisions (**)	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	39,668	10,551	50,219
Changes in provisions
Additional provisions	27,732	-	27,732
Increase due to business combination	87	-	87
Used provisions	(1,743)	(5,440)	(7,183)
Reversal of unused provision	(32,276)	(1,676)	(33,952)
Increase (decrease) in foreign exchange	(3,524)	30	(3,494)
Other increases (decreases)	(31)	-	(31)
Decrease through transfer to liabilities included in disposal groups classified as held for sale	(822)	-	(822)
Total changes	(10,577)	(7,086)	(17,663)
Closing balance	29,091	3,465	32,556
(*) The increase in litigations is mainly made up of ThU.S.$ 25,098 (subsidiaries in Brazil) for civil and labor lawsuits. In addition, the decrease legal litigations correspond mainly to the reversal of the provision for a lawsuit with a supplier in the Arauco do Brasil S.A.
(**) The decrease in Other Provisions corresponds mainly to the reversal of the provision for dismantling of Line 1 of Arauco mill and the decrease in
the balance of the provision for negative equity of E2E SpA.

Provisions for litigations are related to labor and tax claims whose payment period is uncertain. Other provisions mainly include
constitution of provision for the lawsuit of export duties (see contingent liability of Arauco Argentina
S.A.

and Arauco Industria de México
, S.A. de C.V.
set forth in this note).